Financial Instruments and Risk Management (Details) - Schedule of Foreign Currency Risk - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Foreign Currency Risk [Abstract]
Cash	$ 2,202,570	$ 245,858
Accounts payable and accrued liabilities	(146,360)	(93,630)
Total	$ 2,056,210	$ 152,228